Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2022
Commitments and Contingencies Disclosure [Abstract]
Litigation Settlement Liability
The balance of the litigation settlement liability is reflected on our condensed consolidated balance sheets as follows (in thousands):

	June 30, 2022	December 31, 2021
Litigation settlement liability—current	$3,000	$—
Litigation settlement liability—non-current	5,312	7,834

Total litigation settlement liability	$8,312	$7,834

The balance of the environmental settlement liability is reflected on our condensed consolidated balance sheets as follows (in thousands):

	June 30, 2022	December 31, 2021
Environmental settlement liability—current	$2,950	$2,950
Environmental settlement liability—non-current	2,000	2,000

Total environmental settlement liability	$4,950	$4,950